Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,979,773,750.00
Previously Paid Amount	0.00
Total Fee Amount	303,103.36
Total Offset Amount	0.00
Net Fee	$ 303,103.36